OMB APPROVAL
OMB Number: 3235-0230 Expires: May 31, 2003 Estimated average burden hours per response.............1.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form.  If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING October 31, 2002

                                            Franklin Capital Corporation
(Name of registered closed-end investment company)

Date of Each Transaction	Identification of Security	Number of Shares Purchased	Price Per Share	Approximate Asset Value or Approximate Asset Coverage Per Share at Time of Purchase	Name of Seller or of Seller's Broker
October 16, 2002	Franklin Capital Corporation Common Stock	1,700	$2.95	$1.97	Ladenburg Thalman
October 17, 2002	Franklin Capital Corporation Common Stock	2,300	$2.85	$1.97	Ladenburg Thalman

REMARKS:

Franklin Capital Corporation
Name of Registrant
By: /s/Hiram M. Lazar
Name Here
Chief Financial Officer
(Title)

Date of Statement:   November 8, 2002

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.